UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06686

JF China Region Fund, Inc.

(Exact name of registrant as specified in charter)

One Beacon Street, 18th Floor

Boston, MA 02108

(Address of principal executive offices) (Zip code)

Dechert LLP

1775 Eye Street NW

Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 441 9800

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

JF China Region Fund, Inc.

Investment portfolio

AT SEPTEMBER 30, 2012 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCK (unless otherwise noted)
CHINA (48.6%)
Airlines (0.5%)
China Eastern Airlines Corp., Ltd. (a)	1,204,000	366,446
China Southern Airlines Co., Ltd.	172,000	75,640

		442,086

Auto Components (0.6%)
Minth Group Ltd.	490,000	516,917

Automobiles (1.5%)
Great Wall Motor Co., Ltd., ‘A’	69,986	195,207
Great Wall Motor Co., Ltd.	294,000	775,375
SAIC Motor Corp. Ltd., ‘A’	203,231	437,835

		1,408,417

Beverages (1.6%)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., ‘A’ (a)	18,774	373,395
Kweichow Moutai Co., Ltd., ‘A’	28,575	1,117,557

		1,490,952

Capital Markets (2.2%)
CITIC Securities Co., Ltd., ‘A’	1,067,937	2,003,370

Commercial Banks (9.9%)
Agricultural Bank of China Ltd., ‘A’	3,900,000	1,526,516
Bank of Communications Co., Ltd., ‘A’ (a)	599,930	406,641
China Citic Bank Corp., Ltd.	2,483,000	1,178,409
China Construction Bank Corp., ‘A’	3,538,100	2,240,551
China Minsheng Banking Corp., Ltd.	871,500	687,844
Industrial & Commercial Bank of China Ltd.	5,407,930	3,194,243

		9,234,204

Communications Equipment (0.8%)
AAC Technologies Holdings, Inc.	207,500	749,286

Construction Materials (3.1%)
Anhui Conch Cement Co., Ltd., ‘A’	496,377	1,262,089
Anhui Conch Cement Co., Ltd.	110,500	344,153
China National Building Material Co., Ltd.	974,000	1,076,493
China State Construction Engineering Corp., Ltd., ‘A’ (a)	400,000	195,389

		2,878,124

Diversified Telecommunication Services (0.9%)
China Telecom Corp., Ltd.	1,500,000	866,644

Electrical Equipment (0.2%)
NARI Technology Development Co., Ltd., ‘A’ (f)	73,651	207,890

Energy Equipment & Services (1.8%)
China Oilfield Services Ltd.	700,000	1,274,688
Yantai Jereh Oilfield Services Group Co., Ltd., ‘A’	50,349	353,290

		1,627,978

Food Products (1.5%)
Bright Dairy & Food Co., Ltd., ‘A’	69,917	94,782
Want Want China Holdings Ltd.	1,051,000	1,340,511

		1,435,293

Hotels, Restaurants & Leisure (0.7%)
Sands China Ltd.	172,000	642,168

Household Durables (1.7%)
Gree Electric Appliances, Inc., ‘A’	342,501	1,165,121
Hisense Electric Co., Ltd., ‘A’	283,755	442,006

		1,607,127

Insurance (2.7%)
New China Life Insurance Co., Ltd.	302,900	970,727
Ping An Insurance Group Co. of China Ltd., ‘A’	236,865	1,580,633

		2,551,360

Internet Software & Services (5.3%)
Baidu, Inc., ADR (a)	4,874	569,381
NetEase, Inc., ADR (a)	10,873	610,410
Tencent Holdings Ltd.	110,700	3,771,828

		4,951,619

Machinery (1.2%)
Hangzhou Hangyang Co., Ltd., ‘A’	203,354	414,156
Zhengzhou Coal Mining Machinery Group Co., Ltd., ‘A’	154,808	254,938
Zoomlion Heavy Industry Science and Technology Co., Ltd.	351,200	399,027

		1,068,121

Metals & Mining (0.2%)
Shandong Gold Mining Co., Ltd., ‘A’	30,000	199,144

Multiline Retail (1.5%)
Intime Department Store Group Co., Ltd.	717,000	776,730
Springland International Holdings Ltd.	885,000	438,274
Wuhan Department Store Group Co., Ltd., ‘A’ (a)	99,912	187,904

		1,402,908

Oil, Gas & Consumable Fuels (5.3%)
China Coal Energy Co., Ltd.	687,000	627,280
China Petroleum & Chemical Corp.	1,468,000	1,370,680
CNOOC Ltd.	1,429,000	2,930,223

		4,928,183

Pharmaceuticals (1.4%)
China Resources Double Crane Pharmaceutical Co., Ltd., ‘A’	193,389	702,489
Kangmei Pharmaceutical Co., Ltd., ‘A’	249,973	629,218

		1,331,707

Real Estate Investment Trusts (REITs) (0.4%)
Hui Xian Real Estate Investment Trust	562,087	349,632

Real Estate Management & Development (3.1%)
China Vanke Co., Ltd., ‘A’	1,600,000	2,146,096
Poly Real Estate Group Co., Ltd., ‘A’	417,821	715,326

		2,861,422

Software (0.3%)
Shanda Games Ltd., ADR	80,801	306,236

Textiles, Apparel & Luxury Goods (0.2%)
China Lilang Ltd.	373,000	196,264

TOTAL CHINA		45,257,052

HONG KONG (28.4%)
Commercial Banks (1.9%)
BOC Hong Kong Holdings Ltd.	319,500	1,015,685
Dah Sing Financial Holdings Ltd.	132,100	456,572
Wing Hang Bank Ltd.	35,823	336,330

		1,808,587

JF China Region Fund, Inc.

Investment portfolio

AT SEPTEMBER 30, 2012 (Unaudited)

DESCRIPTION	HOLDINGS (IN SHARES)	MARKET VALUE (IN US$)
COMMON STOCKS — continued
Distributors (1.3%)
Dah Chong Hong Holdings Ltd.	357,000	325,045
Li & Fung Ltd.	538,000	833,985

		1,159,030

Electric Utilities (0.9%)
Cheung Kong Infrastructure Holdings Ltd.	140,000	847,686

Gas Utilities (1.4%)
China Resources Gas Group Ltd.	642,000	1,311,480

Hotels, Restaurants & Leisure (0.8%)
Galaxy Entertainment Group Ltd. (a)	105,000	352,074
REXLot Holdings Ltd.	5,425,000	412,784

		764,858

Industrial Conglomerates (2.5%)
Hutchison Whampoa Ltd.	109,000	1,057,099
Jardine Matheson Holdings Ltd.	17,428	991,653
NWS Holdings Ltd.	167,000	268,353

		2,317,105

Insurance (3.3%)
AIA Group Ltd.	818,000	3,048,755

Media (0.3%)
Television Broadcasts Ltd.	41,000	302,977

Multiline Retail (0.6%)
Lifestyle International Holdings Ltd.	268,500	554,726

Real Estate Management & Development (10.1%)
Cheung Kong Holdings Ltd.	201,000	2,947,324
China Overseas Land & Investment Ltd.	536,000	1,363,148
China Resources Land Ltd.	338,000	744,519
Kerry Properties Ltd.	127,000	642,039
Midland Holdings Ltd.	1,082,000	643,279
New World Development Co., Ltd.	656,300	1,017,369
Wharf Holdings Ltd.	299,400	2,079,261

		9,436,939

Specialty Retail (1.1%)
Belle International Holdings Ltd.	581,000	1,051,997

Wireless Telecommunication Services (4.2%)
China Mobile Ltd.	350,000	3,879,586

TOTAL HONG KONG		26,483,726

TAIWAN (22.2%)
Airlines (0.4%)
Eva Airways Corp. (a)	613,700	360,095

Chemicals (1.1%)
Formosa Chemicals & Fibre Corp.	262,000	704,304
Oriental Union Chemical Corp.	261,800	298,743

		1,003,047

Commercial Banks (1.7%)
E.Sun Financial Holding Co., Ltd.	1,070,479	606,204
Mega Financial Holding Co., Ltd.	1,210,813	933,507

		1,539,711

Computers & Peripherals (1.5%)
Catcher Technology Co., Ltd.	72,000	338,957
Foxconn Technology Co., Ltd.	59,105	229,859
Quanta Computer, Inc.	297,000	789,271

		1,358,087

Diversified Financial Services (0.7%)
Chailease Holding Co., Ltd. (a)	62,000	116,963
Fubon Financial Holding Co., Ltd.	527,989	574,577

		691,540

Electronic Equipment, Instruments & Components (2.7%)
Delta Electronics, Inc.	243,000	940,880
Hon Hai Precision Industry Co., Ltd.	352,900	1,107,572
TPK Holding Co., Ltd.	36,349	476,783

		2,525,235

Food & Staples Retailing (0.4%)
President Chain Store Corp.	75,000	401,692

Food Products (1.5%)
Uni-President Enterprises Corp.	786,450	1,395,105

Internet Software & Services (0.3%)
PChome Online, Inc.	52,025	294,613

Leisure Equipment & Products (0.3%)
Johnson Health Tech Co., Ltd.	119,595	308,029

Real Estate Management & Development (1.3%)
Prince Housing & Development Corp.	1,238,270	918,770
Ruentex Development Co., Ltd. (a)	155,000	293,466

		1,212,236

Semiconductors & Semiconductor Equipment (9.8%)
Advanced Semiconductor Engineering, Inc.	1,042,802	803,975
MediaTek, Inc.	100,000	1,055,827
Novatek Microelectronics Corp.	68,000	245,894
Powertech Technology, Inc. (a)	343,000	658,772
Taiwan Semiconductor Manufacturing Co., Ltd.	1,962,057	6,010,634
Win Semiconductors Corp.	290,000	364,064

		9,139,166

Textiles, Apparel & Luxury Goods (0.5%)
Pou Chen Corp.	406,000	415,508

TOTAL TAIWAN		20,644,064

TOTAL INVESTMENTS (99.2% of Net Assets) (Cost $83,504,723)		92,384,842

Other assets in excess of liabilities (0.8% of Net Assets)		747,447

NET ASSETS (100.0%)		$93,132,289

JF China Region Fund, Inc.

Investment portfolio

AT SEPTEMBER 30, 2012 (Unaudited)

As of September 30, 2012, aggregate cost for Federal income tax purposes was $83,504,723. The aggregate unrealized gain for all securities is as follows

Excess of market value over cost	13,142,113
Excess of cost over market value	(4,261,994)

Net unrealized gain	8,880,119

NOTES TO PORTFOLIO INVESTMENTS:

ADR — American Depositary Receipt.

(a)	Non-income producing security.
(f)	Security is fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Fund owns fair valued securities with a value of $207,890 which amounts to 0.2% of total investments.
A	China A shares

The various inputs that are used in determining the fair value of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by country as presented on the Investment Portfolio:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
China	$45,049,162	$—	$207,890	$45,257,052
Hong Kong	26,483,726	—	—	26,483,726
Taiwan	20,644,064	—	—	20,644,064

Total Investments in Securities	$92,176,952	$—	$207,890	$92,384,842

There were no transfers between Levels 1 and 2 during the period ended September 30, 2012.

JF China Region Fund, Inc.

Investment portfolio

AT SEPTEMBER 30, 2012 (Unaudited)

The following is a summary of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 12/31/11	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/12
Investments in Securities
Common Stocks — China	$—	$—	$11,659	$—	$196,231	$—	$—		$207,890

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in a corporate action.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2012, which were valued using significant unobservable inputs (Level 3), amounted to $11,659.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers have concluded based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act, and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JF China Region Fund, Inc.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Simon Crinage
Simon Crinage
Director, President and Principal Executive Officer of the JF China Region Fund, Inc.
November 29, 2012

/s/ Michael J. James
Michael J. James
Treasurer and Principal Financial Officer of the JF China Region Fund, Inc.
November 29, 2012